WARRANTS (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Feb. 23, 2022
Class of Warrant or Right [Line Items]
Public warrants expiration term	6 months
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise period condition two	12 months
Public warrants expiration term	5 years
Redemption price per public warrant	$ 0.01	$ 0.01
Redemption period	30 days
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Restrictions on transfer period of time after business combination completion	30 days	30 days
Exercise price of warrants			$ 0.39
Warrants outstanding	14,375,000	14,375,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Threshold issue price for capital raising purposes in connection with the closing of a business combination	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating market value	20 days	20 days
Warrants and rights outstanding exercisable term after business combination	5 years
Warrant [Member] | Redemption of Warrants when Price Per Share of Class Common Stock Equals or Exceeds 9.50 [Member]
Class of Warrant or Right [Line Items]
Threshold issue price for capital raising purposes in connection with the closing of a business combination	$ 9.20	$ 9.20
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued price	115.00%	115.00%
Warrant [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 16.50 [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right redemption of warrants or rights stock price trigger	$ 18.00	$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price, percentage	180.00%	180.00%
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Public warrants expiration term			6 years 5 months 1 day
Exercise price of warrants			$ 11.50
Warrants outstanding	9,763,333	9,763,333